Hyperinflation - Translation of Financial Statements - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2016
Disclosure of effect of changes in foreign exchange rates gain loss [line items]
Cumulative inflation description	In Argentina, the cumulative rate of inflation over the last three years is in excess of 100%, based on a combination of indices used to measure inflation in that country.
Venezuelan subsidiaries [member]
Disclosure of effect of changes in foreign exchange rates gain loss [line items]
Foreign exchange loss		€ 102
Devaluation of currency	1-for-100,000
Argentina [member]
Disclosure of effect of changes in foreign exchange rates gain loss [line items]
Foreign exchange loss	€ 9
Cumulative inflation rate over three years	100.00%